Federal Funds Purchased and Securities Sold Under Agreements to Repurchase - Schedule of Federal Funds Purchased and Securities Sold Under Agreements to Repurchase (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Federal funds purchased and securities sold under agreements to repurchase
Average Balance Outstanding	$ 7,982	$ 34,449
Maximum Outstanding at any Month End	22,048	55,942
Ending balance	$ 5,187	$ 23,829
Federal funds purchased
Federal funds purchased and securities sold under agreements to repurchase
Year End Weighted Rate (as a percent)	4.71%	0.43%
Average Weighted Rate (as a percent)	3.82%	0.34%
Average Balance Outstanding	$ 32	$ 1
Maximum Outstanding at any Month End	0	0
Ending balance	$ 0	$ 0
Bank | Short-term repurchase agreements - Bank
Federal funds purchased and securities sold under agreements to repurchase
Year End Weighted Rate (as a percent)	1.47%	0.27%
Average Weighted Rate (as a percent)	0.63%	0.25%
Average Balance Outstanding	$ 7,950	$ 34,448
Maximum Outstanding at any Month End	22,048	55,942
Ending balance	$ 5,187	$ 23,829